PL Portfolio Optimization Moderate-Aggressive Fund Class: A (PODAX), B (PODBX), C (PODCX), R (PODRX), Advisor (PMADX)	Summary Prospectus August 1, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.pacificlife.com/pacificlifefunds.htm. You can also get this information at no cost by calling customer service at (800) 722-2333 (select Option 2) or by sending an e-mail request to PLFdocumentrequest@pacificlife.com. The Fund’s prospectus and statement of additional information, both dated August 1, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, telephone number, or e-mail address noted above.

Investment Goal – This Fund seeks moderately high, long-term capital appreciation with low, current income.

Fees and Expenses of the Fund

The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 69 in the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	B	C	R	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A		B		C		R		Advisor
Management Fee	0.20%		0.20%		0.20%		0.20%		0.20%
Distribution (12b-1) and/or Service Fees	0.25%		1.00%		1.00%		0.50%		None
Other Expenses	0.26%		0.26%		0.26%		0.26%		0.26%
Acquired Funds Fees and Expenses	0.82%		0.82%		0.82%		0.82%		0.82%
Total Annual Fund Operating Expenses	1.53%		2.28%		2.28%		1.78%		1.28%
Less Expense Reimbursement[1]	(0.11%	)	(0.11%	)	(0.11%	)	(0.11%	)	(0.06%	)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.42%		2.17%		2.17%		1.67%		1.22%

[1]

The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2023 for Class A, B, C and R shares; 0.20% through 12/31/2015, and 0.30% from 1/1/2016 through

7/31/2023 for Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.

Examples

The Examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$687	$720	$320	$170	$124
3 years	$986	$1,091	$691	$538	$394
5 years	$1,318	$1,400	$1,200	$943	$690
10 years	$2,255	$2,409	$2,598	$2,076	$1,534

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
	Share Class
	A	B	C	R	Advisor
1 year	$687	$220	$220	$170	$124
3 years	$986	$691	$691	$538	$394
5 years	$1,318	$1,200	$1,200	$943	$690
10 years	$2,255	$2,409	$2,598	$2,076	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 24.95% of the average value of the Fund.

Principal Investment Strategies

This Fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the Fund allocates its assets between the two major asset classes of equity and debt in the following amounts:

	Asset Class
Fund	Debt	Equity
PL Portfolio Optimization Moderate-Aggressive Fund	20%	80%

The Fund is a “fund of funds” that invests primarily in a combination of other mutual funds of the Trust (“Underlying Funds”). Within the broad asset classes of equity and debt, the Fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits. The portion of the Fund invested in equity securities may be allocated to Underlying Funds that, in turn, invest in equity securities that may include, among others:

•	Growth, value and “core” stocks;

•	Market capitalizations that represent large-, mid- and small- sized companies;

•	Stocks of companies with a history of paying dividends;

•	Sector funds; and

•	Domestic and international stocks, including emerging market stocks.

The portion of the Fund invested in debt securities may be allocated to Underlying Funds that, in turn, invest in debt securities that may include, among others:

•	Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

•	International debt securities, which may include emerging market debt;

•	Debt instruments of varying duration;

•	High-yield bonds;

•	Floating rate loans;

•	Inflation-indexed bonds; and

•	Money market instruments.

The portion of the Fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;

•	Foreign currency options;

•	High yield debt securities;

•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);

•	Futures on securities, indexes, currencies and other investments; and

•	Precious metals-related equity securities.

The Fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments. Underlying Funds may seek investment exposure through direct investments in securities or through derivatives. The Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

Actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser, Pacific Life Fund Advisors LLC (“PLFA”); however, the Fund’s assets allocated to the two major asset classes as reflected above may, but are not normally expected to vary by more than 10%.

PLFA develops, manages and oversees the Fund through a multi-step process that includes: (1) Asset Allocation/Portfolio Construction – in which asset class models are developed that seek to reflect the risk/return profile needed to meet the investment goal of the Fund, and which are then used by PLFA to make allocations to the Underlying Funds; (2) Manager Oversight – in which PLFA monitors the Underlying Fund Managers, and (3) Investment Risk Management – in which

PLFA observes and analyzes the risks of the Fund and their impact on the Fund’s risk/return objectives.

For additional information about the Fund’s investment strategies, the names and investment strategies of the Underlying Funds in which the Fund may invest and where to obtain information about the Fund’s investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Principal Investment Strategies and Risks section in the Fund’s prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:

•

Asset Allocation Fund of Funds Risk: Typically, a fund of funds is exposed to the same risks as the underlying funds in which it invests in direct proportion to the allocation of assets among those underlying funds. Allocations among the underlying funds are determined using an asset allocation process which seeks to optimize returns for the fund of funds by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual Fund or Funds representing a single asset class rather than investing in a fund of funds. There is also no guarantee that the Fund will achieve its investment goal.

•	Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of underlying funds in which the Fund may invest, such as a view that an underlying fund may benefit from additional assets or could be harmed by redemptions.

Principal Risks From Holdings in Underlying Funds

•

Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.

•

Correlation Risk: While the performance of a Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Fund.

•

Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.

•

Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•	Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.

•

Derivatives Risk: Derivatives may be riskier than other types of investments and may increase a Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in value or liquidity and may be difficult to sell or unwind. Derivatives are also subject to leverage risk and the risk of a counterparty being unable to perform its contractual obligations. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the security or index on which the derivative is based. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose a Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact a Fund significantly.

•

Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•

Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

•

Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

•

Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, a Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.

•

Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes a Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

•	Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may give a Fund a higher risk of price volatility than investments in “undervalued” companies.

•

Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.

•

Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

•

Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.

•

Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed a Fund’s principal amount invested. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

•

Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

•

Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

•

Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities, as applicable. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

•

Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified Fund. This increases the Fund’s potential price volatility and the risk that its value could go down because the poor performance of a single investment or a small number of investments will have a greater impact on the Fund than a diversified Fund with more investments. Being classified as non-diversified does not prevent the Manager from managing as though it were a diversified Fund.

•

Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

•

Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•

Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year-to-year and by showing how the Fund’s returns compare to three broad-based benchmark indexes, which provide broad measures of market performance and correspond to three asset classes (domestic equity, fixed income and international equity) that may be allocated to by the Fund. The bar chart shows the performance of the Fund’s Class A shares. The Fund’s returns are also compared to its composite benchmark, which is comprised of up to the three broad-based indexes shown based on the target allocations for the Fund that were in effect through the periods shown. The Fund’s Advisor Class shares do not yet have a full calendar year of performance and are not included in the table below.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/ performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)

Class A return for the period 1/1/13 through 6/30/13: 5.30%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 17.90%; Q4 2008: (19.25%)

Average Annual Total Returns (For the periods ended December 31, 2012)	1 year	5 years		Since Inception
Class A (incepted December 31, 2003) (before taxes)	8.04%	0.77%		4.49%
Class A (after taxes on distributions)	7.86%	0.42%		3.99%
Class A (after taxes on distributions and sale of shares)	5.47%	0.54%		3.72%
Class B (incepted December 31, 2003) (before taxes)	8.63%	0.79%		4.55%
Class C (incepted December 31, 2003) (before taxes)	12.66%	1.20%		4.47%
Class R (incepted September 30, 2005) (before taxes)	14.07%	1.68%		4.32%
S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)	16.00%	1.66%		4.94%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)	4.21%	5.95%		5.30%
MSCI EAFE Index (reflects no deductions for fees or expenses) (based on Class A inception date)	17.32%	(3.69%	)	5.28%
PL Portfolio Optimization Moderate-Aggressive Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class A inception date)	13.74%	1.61%		5.26%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than other figures for the same period because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC. The primary persons responsible for day to day management of the Fund are:

Portfolio Manager and Primary Title with Investment Adviser	Experience with Fund
Howard T. Hirakawa, CFA, Vice President and Portfolio Manager	Since 2003
Carleton J. Muench, CFA, Assistant Vice President and Portfolio Manager	Since 2006
Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Purchase and Sale of Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of the Fund on any business day by mail (Pacific Life Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Life Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 (select Option 2) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A, B and C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. There is no minimum initial or subsequent investment for Class R shares because they are generally only available to certain employer-sponsored retirement, savings or benefit plans. For Class I shares, the minimum initial investment is $500,000, with no subsequent investment minimum. Class I shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class shares because they are only available to investors in fee-based advisory programs. All classes are not available for direct investment for all Funds. Pacific Life Funds (the “Trust”) reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Pacific Select Distributors, Inc. (“PSD”), the Distributor for the Trust, reserve the right to reject any request to buy shares.

Purchase and sale orders are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after an authorized designee of the Fund receives, or the transfer agent of the Fund receives at its processing location in Westborough, MA, the order in proper form (which is not the day the request is first received at the P.O Box for any orders sent to the Trust’s P.O. Box). This may affect the date on which the order is processed.

Tax Information

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a fund supermarket), the Fund and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

Visit us at our Website: www.PacificLife.com/PacificLifeFunds.htm

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